SHARE BASED COMPENSATION (Schedule of stock options outstanding and exercisable) (Details) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	38			49	290	272
Options exercisable	38
Exercise price | (per share)	$ 22.25		$ 27.04	$ 27.04	$ 34.17	$ 39.06
Grant date fair value vested | $				$ 861
Remaining life in years	2 years 8 months 12 days	2 years 9 months 18 days	2 years 9 months 18 days
Stock options [Member] | June 28, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry			June 28, 2024
Options outstanding				17
Options exercisable				17
Exercise price | $ / shares				$ 3
Grant date fair value vested | $				$ 13
Remaining life in years			6 months
Stock options [Member] | April 23, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry			July 15, 2025
Options outstanding				4
Options exercisable				4
Exercise price | $ / shares				$ 45
Grant date fair value vested | $				$ 83
Remaining life in years			1 year 6 months
Stock options [Member] | July 6, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry			December 23, 2025
Options outstanding				8
Options exercisable				8
Exercise price | $ / shares				$ 45
Grant date fair value vested | $				$ 230
Remaining life in years			2 years
Stock options [Member] | July 15, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry			September 25, 2026
Options outstanding				2
Options exercisable				2
Exercise price | $ / shares				$ 138
Grant date fair value vested | $				$ 205
Remaining life in years			2 years 8 months 12 days
Stock options [Member] | September 8, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry			December 16, 2026
Options outstanding				6
Options exercisable				6
Exercise price | $ / shares				$ 40.8
Grant date fair value vested | $				$ 185
Remaining life in years			3 years
Stock options [Member] | November 4, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry			January 17, 2027
Options outstanding				3
Options exercisable				3
Exercise price | $ / shares				$ 34
Grant date fair value vested | $				$ 63
Remaining life in years			3 years
Stock options [Member] | December 23, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry			January 26, 2027
Options outstanding				1
Options exercisable				1
Exercise price | $ / shares				$ 29.6
Grant date fair value vested | $				$ 25
Remaining life in years			3 years 1 month 6 days
Stock options [Member] | June 3, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry			March 17, 2033
Options outstanding				5
Options exercisable				0
Exercise price | $ / shares				$ 7
Grant date fair value vested | $				$ 26
Remaining life in years			9 years 2 months 12 days
Stock options [Member] | June 10, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date of expiry			July 5, 2033
Options outstanding				3
Options exercisable				3
Exercise price | $ / shares				$ 13.4
Grant date fair value vested | $				$ 31
Remaining life in years			9 years 6 months
Options exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercisable				44	212	272